Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current tax
Deferred tax			$ 1,378
Income tax (expense) credit			$ 1,378